Financial information of the parent company (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
OTHER ASSETS
Investment in subsidiaries		$ 84,713	¥ 600,000
Total assets		22,669,209	160,559,203		282,121,901
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables and accrued liabilities		1,284,520	9,097,870		13,549,553
Warrant liabilities		8,782	62,200		425,619
Total liabiliteis		2,732,893	19,356,260		85,227,575
SHAREHOLDERS’ EQUITY
Ordinary shares,$0.0001 par value	[1]	5,941	42,318		36,144
Additional paid-in capital		41,180,750	286,296,970		254,138,709
Accumulated deficit		(20,668,617)	(146,909,851)		(65,500,622)
Statutory reserves		431,019	3,052,776		11,110,699
Accumulated other comprehensive loss		(1,026,964)	(1,365,466)		(3,182,525)
Total shareholders’ equity		19,922,129	141,116,747		196,602,405
Total liabilities and shareholders’ equity		22,669,209	160,559,203		282,121,901
Parent Company [Member]
OTHER ASSETS
Investment in subsidiaries		19,945,216	141,277,611		197,126,688
Total other assets		19,945,216	141,277,611		197,126,688
Total assets		19,945,216	141,277,611		197,126,688
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables and accrued liabilities		14,305	98,664		98,664
Warrant liabilities		8,782	62,200		425,619
Total liabiliteis		23,087	160,864		524,283
SHAREHOLDERS’ EQUITY
Ordinary shares,$0.0001 par value		5,941	42,318	[2]	36,144	[2]
Additional paid-in capital		41,180,750	286,296,970		254,138,709
Accumulated deficit		(20,668,617)	(146,909,851)		(65,500,622)
Statutory reserves		431,019	3,052,776		11,110,699
Accumulated other comprehensive loss		(1,026,964)	(1,365,466)		(3,182,525)
Total shareholders’ equity		19,922,129	141,116,747		196,602,405
Total liabilities and shareholders’ equity		$ 19,945,216	¥ 141,277,611		¥ 197,126,688

[1]	All period results have been adjusted for the reverse stock split effective February 2, 2024 (See Note 18 - Subsequent Event).
[2]	Par value has been adjusted for the reverse stock split effective February 2, 2024 (See Note 18 - Subsequent Event).